S-K 1603, SPAC Sponsor; Conflicts of Interest	May 13, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
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The RAAQ Insiders currently hold an aggregate of 5,750,000 Founder Shares that were initially purchased by the Sponsor for $25,000, or approximately $0.004 per share, in a private placement prior to the consummation of the IPO. In January 2025, the Sponsor transferred 25,000 Founder Shares to each of RAAQ’s three independent directors (for an aggregate of 75,000 Founder Shares) and 10,000 Founder Shares to each of RAAQ’s six advisors (for an aggregate of 60,000 Founder Shares) at the same per-share
price that the Sponsor purchased such shares, or approximately $0.004 per share, resulting in the Sponsor holding 5,615,000 Founder Shares. The IQM ADSs that the RAAQ Insiders and their permitted transferees will hold following the Business Combination, if unrestricted and freely tradable, would have had an aggregate market value of approximately $    million based upon the closing price of $     per RAAQ Ordinary Share on Nasdaq on     , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given that 70% of such IQM ADSs will be subject to lock-up restrictions,
we believe such shares have less value.

•
The Sponsor purchased 3,725,000 Private Placement Warrants for $3,725,000, or $1.00 per Private Placement Warrant, in a private placement that closed simultaneously with the IPO. The 3,725,000 IQM Warrants that the Sponsor will hold following the Business Combination, if unrestricted and freely tradable, would have had an aggregate market value of approximately $    million based upon the closing price of $     per RAAQ Public Warrant on Nasdaq on     , 2026, the most recent practicable date prior to the date of this proxy statement/prospectus. However, given that such IQM Warrants will be subject to lock-up restrictions,
we believe such warrants have less value.

•
The Sponsor will lose its entire investment in us if we do not complete a business combination by January 30, 2027 (or if such date is
extended at a duly called meeting of the RAAQ shareholders, such later date). If we do not consummate a business combination by such date, as promptly as reasonably possible but not more than ten business days thereafter, redeem the RAAQ Public Shares for a per-share
price, payable in cash, equal to the pro rata portion of the aggregate amount then on deposit in the Trust Account (including interest earned thereon and net of amounts not previously released to RAAQ for permitted withdrawals and up to $100,000 to pay liquidation expenses), subject to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In such event, the RAAQ Warrants may be worthless. In such event, the 5,750,000 RAAQ Ordinary Shares that the Sponsor initially purchased for $25,000 would be worthless because following the Redemption, we would likely have few, if any, net assets and because the Sponsor has agreed to waive their rights to liquidating distributions from the Trust Account with respect to such shares if we fail to complete a business combination within the required period. Additionally, in such event, the 3,725,000 Private Placement Warrants that the Sponsor paid $3,725,000 to purchase will expire worthless.

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In connection with the Closing, our Sponsor, officers and directors would be entitled to the repayment of any outstanding working capital loan and advances that have been made to RAAQ. If we do not complete an initial business combination within the required period, we may use a portion of our working capital held outside the Trust Account to repay the working capital loans, but no proceeds held in the Trust Account would be used to repay the working capital loans. As of the date of this proxy statement/prospectus, no such working capital loans are currently outstanding.

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	We may engage our Sponsor or an affiliate of our Sponsor as an advisor or otherwise in connection with our initial Business Combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions;
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	The RAAQ Insiders currently hold an aggregate of 5,750,000 Founder Shares that were initially purchased by the Sponsor for $25,000, or approximately $0.004 per share, in a private placement prior to the consummation of the IPO. In January 2025, the Sponsor transferred 25,000 Founder Shares to each of RAAQ’s three independent directors (for an aggregate of 75,000 Founder Shares) and 10,000 Founder Shares to each of RAAQ’s six advisors (for an aggregate of 60,000 Founder Shares) at the same per-share
price that the Sponsor purchased such shares, or approximately $0.004 per share, resulting in the Sponsor holding 5,615,000 Founder Shares.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]	However, given that 70% of such IQM ADSs will be subject to lock-up restrictions, we believe such shares have less value.
SPAC Sponsor, Conflicts of Interest [Table Text Block]
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Given the differential in the purchase price that the Sponsor paid for the Founder Shares as compared to the price of the RAAQ Class A Ordinary Shares included in the RAAQ Units sold in the IPO, the Sponsor may earn a positive rate of return on its investment even if the IQM ADSs trade below $10.00 per share and the RAAQ Public Shareholders experience a negative rate of return following the

Closing. Accordingly, the economic interests of the Sponsor diverge from the economic interests of RAAQ Public Shareholders because the Sponsor will realize a gain on its investment from the completion of any business combination while RAAQ Public Shareholders will realize a gain only if the post-closing trading price exceeds $10.00 per share.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Any compensation to be paid to our executive officers will be determined, or recommended to the board of directors for determination, either by a compensation committee constituted solely by independent directors or by a majority of the independent directors on our board of directors.